Segment Information - Schedule of Revenue Derived from Services (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 106,106	$ 152,433	$ 222,855	$ 304,608
Broadcast [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	51,226	73,462	106,282	145,974
Enterprise [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	52,590	67,120	109,433	139,963
Consulting and Other [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 2,290	$ 11,851	$ 7,140	$ 18,671